Convertible Notes Payable (Details)																																			1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 05, 2026 USD ($)	Jan. 16, 2026 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 09, 2025 USD ($)	Dec. 05, 2025 USD ($)	Nov. 09, 2025 USD ($)	Nov. 05, 2025 USD ($) shares	Nov. 04, 2025 USD ($) shares	Oct. 01, 2025 USD ($)	Sep. 18, 2025 USD ($) shares	Sep. 13, 2025 USD ($) shares	Aug. 14, 2025 USD ($)	Jul. 23, 2025 USD ($)	Jul. 07, 2025 USD ($)	Jul. 01, 2025 USD ($)	Jun. 25, 2025 USD ($)	Jun. 23, 2025 shares	Apr. 10, 2025 USD ($)	Mar. 04, 2025 USD ($)	Feb. 07, 2025 shares	Feb. 04, 2025 USD ($) $ / shares shares	Jan. 17, 2025 USD ($)	Jan. 02, 2025 USD ($)	Dec. 30, 2024	Nov. 26, 2024 shares	Nov. 22, 2024 USD ($) $ / shares shares	Oct. 18, 2024 USD ($)	Oct. 15, 2024 USD ($)	Jul. 26, 2024 USD ($)	May 31, 2024 USD ($) $ / shares	Apr. 02, 2024 USD ($) $ / shares shares	Mar. 13, 2024 USD ($) $ / shares shares	Feb. 05, 2016 shares	Feb. 05, 2016 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) Days $ / shares shares	Dec. 31, 2024 USD ($)	May 31, 2026 shares	Nov. 03, 2025	Oct. 21, 2025 shares	Jun. 04, 2025	Aug. 20, 2024	Jun. 13, 2024
Convertible Notes Payable (Details) [Line Items]
Debt conversion remaining amount																			$ 1,250			$ 5,800	$ 800
Consideration value										$ 100,000
Gain (loss) on extinguishment of debt												$ 4,687		$ 7,689	$ 198,577	$ 244,032			$ (1,844)				$ 536																	$ 9,238	$ 729,304	$ 413,903
Note convert to preferred stock (in Shares) | shares										134
Interest paid																																										64
Notes issued									$ 43,758
Common stock, par value (in Dollars per share) | $ / shares			$ 0.001																							$ 0.001					$ 0.001				$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001
Total			$ 772																																$ 772	$ 772					$ 772
Principal balance amount															$ 86,130
Repayments of notes payable																																							$ 177,064	84,457	580,915	339,277
Issuance of common shares (in Shares) | shares																	100			92					1,992
Issuance of stock																																								1,507,140
Amortization of debt discount expense													$ 1,027														$ 3,841														4,862	17,901
Issuance of warrants																																							164,500	153,054
Amortization of debt discount expense																																					$ 523,598	$ 13,246	1,727,449	48,775	415,094	2,120,640
Net cash proceeds from convertible promissory note																																							300,000		$ 2,212,778	300,000
Trading days prior to uplist | Days																																									10
Exercisable price per share (in Dollars per share) | $ / shares			$ 10																																$ 10	$ 10					$ 10
Warrants and rights outstanding, term																																												5 years	5 years	5 years		5 years
Loss on derivative																																									$ 652,766
Convertible note increased																																									1,110,104	1,377,250
Maturity date																								Mar. 31, 2025
Accrued interest amount																																										88,301
Gross proceeds																																									813,829	430,730
Repayment of debt																																								10,760	395,699	326,173
Consideration payment							$ 69,127																						$ 109,000												$ 14,439,924
Percentage of interest rate			20.00%																																20.00%	20.00%					20.00%						10.00%
Cash payment			$ 221,742																																$ 221,742	$ 221,742	335,103		335,103		$ 221,742	15,490
Issuance of preferred stock value
Common sstock warrants (in Shares) | shares																	100
Approved national exchange uplisting lower price per share (in Dollars per share) | $ / shares			$ 10																																$ 10	$ 10					$ 10
Percentage of discount to the lowest daily VWAP																																									20.00%
Percentage of warrant coverage			100.00%																																100.00%	100.00%					100.00%
Percentage of beneficial ownership limitation			9.99%																																9.99%	9.99%					9.99%
Number of beneficial ownership limitation																																									61 days
Threshold amount																																									$ 1,000,000
Pro rata portion																																									50.00%
Convertible preferred stock percentage																																									90.38%
Outstanding preferred stock percentage																																									9.62%
Convertible Debt [Member]
Convertible Notes Payable (Details) [Line Items]
Debt outstanding amount			$ 383,374																																$ 383,374	$ 383,374	2,079,932		2,079,932		$ 383,374
Warrant [Member]
Convertible Notes Payable (Details) [Line Items]
Issuance of warrants																														$ 177,560
Number exercisable (in Shares) | shares			2,401,378																																2,401,378	2,401,378					2,401,378
Additional Paid in Capital [Member]
Convertible Notes Payable (Details) [Line Items]
Issuance of stock																																								1,506,862
Fair value allocation of warrants issued with debt																																							238,170
Common Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Issuance of stock																																								$ 276
Common sstock warrants (in Shares) | shares			22,500																																22,500	22,500		10,000		10,000	22,500		114,190		110,450
Uplist Financing [Member]
Convertible Notes Payable (Details) [Line Items]
Principal balance amount						$ 7,777,778
Interest rate						20.00%
Net cash proceeds						$ 6,222,222
First March 13 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Gain (loss) on extinguishment of debt								$ (28,844)
First March 13 Loan Agreement [Member] | Convertible Debt [Member]
Convertible Notes Payable (Details) [Line Items]
Number of remaining holders expected to be restructured																																2
Debt conversion remaining amount																																$ 495,000
Consideration value																																$ 1,100,000
Conversion price (in Dollars per share) | $ / shares																																$ 170
Percentage of debt instrument											18.00%
Extended maturity term																																18 months
Shares issued upon conversion (in Shares) | shares																																1,500
Difference in cash flows from issuance, percent																																10.00%
Repayments of long-term debt											$ 350,000
Interest paid																																					0	$ 27,213	0	$ 53,945
Debt outstanding amount			$ 0																																$ 0	$ 0					$ 0
First March 13 Loan Agreement [Member] | Debt Instrument, Repurchase, Principal [Member] | Convertible Debt [Member]
Convertible Notes Payable (Details) [Line Items]
Gain (loss) on extinguishment of debt																																$ (110,000)
First March 13 Loan Agreement [Member] | Debt Instrument, Repurchase, Accrued Interest [Member] | Convertible Debt [Member]
Convertible Notes Payable (Details) [Line Items]
Gain (loss) on extinguishment of debt																																148,907
First April 2 Loan Agreement [Member] | Convertible Debt [Member]
Convertible Notes Payable (Details) [Line Items]
Debt conversion remaining amount							68,515
Consideration value							$ 69,127
Conversion price (in Dollars per share) | $ / shares																					$ 50
Percentage of debt instrument																		18.00%
Repayments of long-term debt																		$ 7,500
Note convert to preferred stock (in Shares) | shares							93
Interest paid																																					0	8,521	0	8,521
Debt outstanding amount			0																																0	0					0
Notes issued																					$ 55,556
Warrants issued (in Shares) | shares																					556
Debt discount																															$ 5,556
Total relative fair value																															31,210
Fair value disclosure, percentage of face																					0.56
Warrants and rights outstanding, fair value																															$ 24,346
Warrants and rights outstanding, fair value, percentage of debt face																															0.44
Total																															$ 14,951
Principal balance amount																												$ 108,970
Periodic payment																		$ 1,800
Repayments of notes payable							$ 26,157
Issuance of stock							121,389
Interest amount							612
Accrued interest			0																																0	0	0		0		0
November 22 Loan Agreement [Member] | Convertible Debt [Member]
Convertible Notes Payable (Details) [Line Items]
Debt conversion remaining amount							21,157
Consideration value							$ 23,386
Conversion price (in Dollars per share) | $ / shares																										$ 20
Percentage of debt instrument																		18.00%
Note convert to preferred stock (in Shares) | shares							32
Interest paid																																					0	1,332	0	2,648
Debt outstanding amount			0																																0	0					0
Warrants issued (in Shares) | shares																										120,000
Debt discount																										$ 5,000																29,463
Total relative fair value																										$ 6,537
Fair value disclosure, percentage of face																										0.22
Warrants and rights outstanding, fair value																										$ 24,463
Warrants and rights outstanding, fair value, percentage of debt face																										0.78
Principal balance amount																										$ 30,000
Repayments of notes payable							$ 8,843
Issuance of stock							41,123
Interest amount							2,229
Amortization of debt discount expense																																					$ 0	0	$ 0	19,213
Uplisting Financing [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount						6,222,222
Principal balance amount						$ 7,777,778
Number of accredited investors						9
Number of tranches						4
Original issue discount, percentage						20.00%
Uplisting Financing [Member] | Convertible Debt [Member]
Convertible Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares																																					$ 10		$ 10
Percentage of debt instrument																																					0.00%		0.00%
Debt outstanding amount																																					$ 3,140,973		$ 3,140,973
Amortization of debt discount expense																																					$ 34,315	0	$ 593,568	0
Convertible, threshold percentage of stock price trigger																																							20.00%
Trading days prior to uplist																																							10
Warrant coverage, percentage																																							100.00%
Exercisable price per share (in Dollars per share) | $ / shares																																					$ 10		$ 10
Warrants and rights outstanding, term																																					5 years		5 years
Beneficial ownership percentage																																					9.99%		9.99%
Threshold period for notice																																							61 days
Threshold amount	$ 1,000,000
Participation rights, percentage	50.00%
Converted instrument, rate	90.38%
Uplisting Financing [Member] | The First Tranche of Uplist Financing [Member] | Convertible Debt [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount			952,221																																952,221	952,221	$ 443,350		$ 443,350		952,221
Amortization of debt discount expense																																					198,743		508,870
Derivative liability			648,464																																648,464	648,464					648,464
Loss on derivative																																									652,766
Uplisting Financing [Member] | The Second Tranche of Uplist Financing [Member] | Convertible Debt [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount			898,641																																898,641	898,641	444,937		444,937		898,641
Amortization of debt discount expense																																					199,454	$ 0	453,704	$ 0
Net cash proceeds from convertible promissory note				$ 35,000
Derivative liability			$ 680,609																																$ 680,609	$ 680,609					680,609
Loss on derivative																																									652,766
Uplisting Financing [Member] | The Third Tranche of Uplist Financing [Member] | Convertible Debt [Member]
Convertible Notes Payable (Details) [Line Items]
Notes issued		$ 375,000
Debt discount		75,000																																			172,754		172,754
Principal balance amount		$ 300,000
Original issue discount, percentage		20.00%
Amortization of debt discount expense																																					77,442		140,416
Net cash proceeds from convertible promissory note		$ 300,000
Number exercisable (in Shares) | shares		58,594
Debt instrument, term		5 years
Derivative liability																																					$ 243,195		243,195
Loss on derivative																																							$ 181,365
March 13 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Interest paid																																									186,608
Principal balance amount																																495,000
Convertible note increased																																$ 1,100,000
Conversion price per share (in Dollars per share) | $ / shares																																$ 170
Maturity date																																Sep. 13, 2025
Preferred stock, shares convertible (in Shares) | shares																																1,500
Interest rate											18.00%
Cash payment								350,000
Consideration value								936,750
Gain in settlement of liabilities								81,354
Accrued interest amount																																									$ 179,661
First April 2nd Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Percentage of debt instrument			56.00%																																56.00%	56.00%					56.00%
Interest paid																																									$ 9,202
Debt discount																															5,556
Total relative fair value			$ 31,210																																$ 31,210	$ 31,210					31,210
Gross proceeds																															55,556
Repayment of debt																															$ 50
First April 2nd Loan Agreement [Member] | Promissory Notes [Member]
Convertible Notes Payable (Details) [Line Items]
Warrants issued (in Shares) | shares																															556
First April 2nd Loan Agreement [Member] | Warrant [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																															$ 24,346
First April 2nd Loan Agreement [Member] | Common Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																															$ 0.001
The First April 2nd Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Principal balance amount																												$ 108,970
Amortization of debt discount expense																																									5,556
Maturity date																		Jun. 30, 2025										Apr. 02, 2025
Repayment of debt																												$ 1,800
Warrants fair value			$ 24,346																																$ 24,346	$ 24,346					$ 24,346
Warrants percentage			44.00%																																44.00%	44.00%					44.00%
Consideration payment																		$ 7,500
Percentage of interest rate																		18.00%
Loan monthly payments																		$ 1,800
Percentage of debt modification																		10.00%
Cash payment			$ 36,856				$ 26,157																												$ 36,856	$ 36,856					$ 36,856	3,600
Interest on convertible note																																									$ 9,813
The November 22nd Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares																										$ 20
Percentage of debt instrument			22.00%																																22.00%	22.00%					22.00%
Common stock, par value (in Dollars per share) | $ / shares																										$ 0.001
Debt discount																										$ 5,000																28,463
Total relative fair value			$ 6,537																																$ 6,537	$ 6,537					$ 6,537
Amortization of debt discount expense																																									19,213	9,250
Maturity date																		Jul. 01, 2025
Warrants fair value			$ 24,463																																$ 24,463	$ 24,463					$ 24,463
Warrants percentage			78.00%																																78.00%	78.00%					78.00%
Promissory notes																										$ 30,000
Common sstock warrants (in Shares) | shares																										120,000
Interest rate																		18.00%
The November 22nd Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Note convert to preferred stock (in Shares) | shares							32
Interest paid																																									$ 2,229
Cash payment							$ 8,843
Consideration value							23,386
Accrued interest amount																																									6,282	577
Cash payment			$ 8,843																																$ 8,843	$ 8,843					8,843
Issuance of preferred stock value			$ 23,386																																$ 23,386	$ 23,386					23,386
Principal value																																									$ 21,157
The April 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares			$ 10																																$ 10	$ 10					$ 10
Common stock, par value (in Dollars per share) | $ / shares																														$ 3,778
Derivative liability																														$ 177,560
Tenth Accredited Investor [Member] | Uplist Financing [Member]
Convertible Notes Payable (Details) [Line Items]
Amortization of debt discount expense			$ 31,294
Amortization of debt discount expense																																			$ 4,513
Net cash proceeds from convertible promissory note				35,000
Period One [Member] | Uplisting Financing [Member] | The First Tranche of Uplist Financing [Member] | Convertible Debt [Member]
Convertible Notes Payable (Details) [Line Items]
Notes issued						$ 1,555,556
Debt discount						311,111
Principal balance amount						1,244,445
Issuance of warrants						777,817
Period One [Member] | Uplisting Financing [Member] | The Second Tranche of Uplist Financing [Member] | Convertible Debt [Member]
Convertible Notes Payable (Details) [Line Items]
Notes issued					$ 1,166,667
Debt discount					233,334
Principal balance amount					933,333
Issuance of warrants					722,222
Period Two [Member] | Uplisting Financing [Member] | The First Tranche of Uplist Financing [Member] | Convertible Debt [Member]
Convertible Notes Payable (Details) [Line Items]
Notes issued				25,000
Debt discount				5,000
Principal balance amount				20,000
Issuance of warrants				16,489
Period Two [Member] | Uplisting Financing [Member] | The Second Tranche of Uplist Financing [Member] | Convertible Debt [Member]
Convertible Notes Payable (Details) [Line Items]
Notes issued				18,750
Debt discount				3,750
Principal balance amount				15,000
Issuance of warrants				10,568
First Tranche of Uplist Financing [Member] | Uplist Financing [Member]
Convertible Notes Payable (Details) [Line Items]
Amortization of debt discount expense			933,793
Amortization of debt discount expense																																				$ 155,135
Gross proceeds						777,817
Issuance of convertible promissory note						1,244,445
Debt issuance costs						311,111
First Tranche of Uplist Financing [Member] | Tenth Accredited Investor [Member] | Uplist Financing [Member]
Convertible Notes Payable (Details) [Line Items]
Amortization of debt discount expense				20,000
Gross proceeds				25,000
Debt issuance costs				5,000
First Tranche of Uplist Financing [Member] | Tenth Accredited Investor [Member] | The May 2022 Convertible Note Offering [Member] | Uplist Financing [Member]
Convertible Notes Payable (Details) [Line Items]
Gross proceeds				16,489
Second Tranche of Uplist Financing [Member]
Convertible Notes Payable (Details) [Line Items]
Amortization of debt discount expense			885,374
Second Tranche of Uplist Financing [Member] | Uplist Financing [Member]
Convertible Notes Payable (Details) [Line Items]
Amortization of debt discount expense																																			70,182
Gross proceeds					722,222
Issuance of convertible promissory note					933,333
Debt issuance costs					233,334
Second Tranche of Uplist Financing [Member] | Tenth Accredited Investor [Member] | Uplist Financing [Member]
Convertible Notes Payable (Details) [Line Items]
Amortization of debt discount expense				3,750
Amortization of debt discount expense				18,750
Second Tranche of Uplist Financing [Member] | Tenth Accredited Investor [Member] | The July 2023 Loan Agreement [Member] | Uplist Financing [Member]
Convertible Notes Payable (Details) [Line Items]
Gross proceeds				15,000
Second Tranche of Uplist Financing [Member] | Tenth Accredited Investor [Member] | The May 2022 Convertible Note Offering [Member] | Uplist Financing [Member]
Convertible Notes Payable (Details) [Line Items]
Gross proceeds				$ 10,568
Third Tranche [Member] | Uplist Financing [Member]
Convertible Notes Payable (Details) [Line Items]
Principal balance amount			933,333																																933,333	933,333					$ 933,333
Third Tranche [Member] | Senior Convertible Note [Member] | Uplist Financing [Member]
Convertible Notes Payable (Details) [Line Items]
Principal value																																									375,000
Fourth Tranche [Member] | Uplist Financing [Member]
Convertible Notes Payable (Details) [Line Items]
Principal value																																									3,173,611
Tranche one [Member]
Convertible Notes Payable (Details) [Line Items]
Derivative liability			648,464																																648,464	648,464					648,464
Tranche Two [Member]
Convertible Notes Payable (Details) [Line Items]
Derivative liability			680,609																																680,609	680,609					680,609
Convertible Notes Payable [Member]
Convertible Notes Payable (Details) [Line Items]
Issuance of convertible promissory note			$ 2,765,973																																$ 2,765,973	$ 2,765,973					2,765,973	1,235,370
Convertible Notes Payable [Member] | March 13 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Accrue interest at a rate																																10.00%
Convertible Notes Payable [Member] | First Tranche of Uplist Financing [Member] | Uplist Financing [Member]
Convertible Notes Payable (Details) [Line Items]
Gross proceeds						$ 1,555,556
Convertible Notes Payable [Member] | Second Tranche of Uplist Financing [Member] | Uplist Financing [Member]
Convertible Notes Payable (Details) [Line Items]
Gross proceeds					$ 1,166,667
Minimum [Member] | First March 13 Loan Agreement [Member] | Convertible Debt [Member]
Convertible Notes Payable (Details) [Line Items]
Percentage of debt instrument																																10.00%
Minimum [Member] | March 13 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Gain (loss) on extinguishment of debt																																									110,000
Accrued Interest [Member] | First March 13 Loan Agreement [Member] | Convertible Debt [Member]
Convertible Notes Payable (Details) [Line Items]
Percentage of debt instrument																																15.00%
Accrued Interest [Member] | March 13 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Gain (loss) on extinguishment of debt																																									$ 148,907
Series G Preferred Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Consideration value								$ 100,500
Note convert to preferred stock (in Shares) | shares								134
Preferred stock, issued (in Shares) | shares			17,280																																17,280	17,280	16,979		16,979		17,280
Interest paid																																									$ 612
Convertible note increased																																									100,000
Consideration payment							$ 121,389
Number of preferred stock (in Shares) | shares							93
Issuance of preferred stock value			$ 17																																$ 17	$ 17	$ 17		$ 17		17	$ 2
Principal value																																									68,515
Series G Preferred Stock [Member] | First March 13 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Issuance of stock																																									28,844
Series G Preferred Stock [Member] | First March 13 Loan Agreement [Member] | Convertible Debt [Member]
Convertible Notes Payable (Details) [Line Items]
Consideration value											$ 936,750
Note convert to preferred stock (in Shares) | shares											1,249
Preferred stock, issued (in Shares) | shares											134
Proceeds from issuance of preferred stock											$ 100,500
Gain on settlement											$ 81,354
Series G Preferred Stock [Member] | First April 2 Loan Agreement [Member] | Convertible Debt [Member]
Convertible Notes Payable (Details) [Line Items]
Issuance of common shares (in Shares) | shares							162
Series G Preferred Stock [Member] | November 22 Loan Agreement [Member] | Convertible Debt [Member]
Convertible Notes Payable (Details) [Line Items]
Issuance of common shares (in Shares) | shares							55
Series G Preferred Stock [Member] | First April 2nd Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Number of preferred stock (in Shares) | shares							162
Issuance of preferred stock value			$ 69,127																																$ 69,127	$ 69,127					69,127
Series G Preferred Stock [Member] | The November 22nd Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Note convert to preferred stock (in Shares) | shares							55
Interest paid																																									$ 2,000
Consideration value							$ 41,123
Preferred Stock [Member] | Uplisting Financing [Member] | Convertible Debt [Member]
Convertible Notes Payable (Details) [Line Items]
Converted instrument, rate	9.62%
Series B Preferred Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Issuance of common shares (in Shares) | shares																																	8,064	8,064
Series B Preferred Stock [Member] | March 13 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Note convert to preferred stock (in Shares) | shares								1,249